Fair Value Measurements (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Marketable securities	$ 27,332,896	$ 126,483,655
Deposit amount		930,872
Private placement warrants	$ 420,000	1,050,000.00	$ 3,870,000
Deposited into the trust account		$ 930,765